Shareholder’s Equity	12 Months Ended
Mar. 31, 2026
Shareholder’s Equity [Abstract]
SHAREHOLDER’S EQUITY

Note 16 – SHAREHOLDER’S EQUITY

Ordinary shares

On April 10, 2025, the Company presented a petition to the Grand Court of the Cayman Islands (the “Grand Court”) for confirmation of the capital reduction and the share subdivision. On May 28, 2025, following the receipt of an order granted by the Grand Court confirming the capital reduction and the share subdivision, the Company effected a reduction of the par value of each of our issued, ordinary share from US$0.24 to US$0.001 by cancelling the paid-up capital to the extent of the difference between US$0.24 and such new par value, and immediately following the capital reduction, each of our authorized but unissued ordinary shares of par value of US$0.24 be sub-divided into 240 new ordinary shares of par value of US$0.001 each. On May 28, 2025, the Company completed the registration with the Registrar of Companies of the Cayman Islands of the Court Order, the minutes of our annual general meeting of shareholders held on February 25, 2025 regarding the capital reduction and the share subdivision and the certificate for the Capital Reduction. On May 29, 2025, a copy of the Fourth Amended and Restated Memorandum and Articles of Association reflecting the capital reduction and the share subdivision was filed with the Cayman Islands General Registry. The capital reduction and the share subdivision became effective on May 28, 2025. Pursuant to the Fourth Amended and Restated Memorandum and Articles, the authorized share capital of the Company now has become US$36,010,000 divided into (i) 36,000,000,000 ordinary shares of a par value of US$0.001 each and (ii) 10,000,000 preferred shares of a par value of US$0.001 each. On April 7, 2026, the Company effected a 1-for-150 reverse share split of its ordinary shares. Pursuant to the reverse share split, every 150 issued and outstanding ordinary shares, par value $0.001 per share, were automatically combined into one ordinary share, par value $0.15 per share. As a result, the Company’s  authorized share capital changed from $36,010,000 divided into 36,000,000,000 ordinary shares of a par value of $0.001 each and 10,000,000 preferred shares of a par value of $0.001 each, to $36,010,000 divided into 240,000,000 ordinary shares of a par value of $0.15 each and 10,000,000 preferred shares of a par value of $0.001 each. In accordance with ASC 260, Earnings Per Share, all share and per-share amounts presented in the consolidated financial statements and accompanying notes for all periods have been retrospectively adjusted to reflect the reverse share split. This subsequent event did not affect the Company’s total assets, liabilities, results of operations, or cash flows for the year ended March 31, 2026.

On October 30, 2025, Ridgetech, Inc. entered into Securities Purchase Agreements with certain non-U.S. accredited investors pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a private placement an aggregate of 31,200 ordinary shares, par value $0.15 per share, of the Company, at a purchase price of $90.00 per Share, for aggregate gross proceeds to the Company of $2,808,000, as well as warrants to purchase up to an aggregate of 78,000 Ordinary Shares at an exercise price of $240.00 per share. The Warrants shall be exercisable immediately following issuance and expire thirty-six months from the issuance date of the Warrants. On November 21, 2025, the investors chose to cashless exercise all the warrants for a total of 51,671 ordinary shares.

On December 29, 2025, Ridgetech, Inc. entered into a sales agreement (the “Prior Sales Agreement”) with AC Sunshine Securities LLC (“AC Sunshine”), acting as the Company’s sales agent or, if separately agreed in writing, principal, pursuant to which the Company may offer and sell, from time to time, to or through the sales agent, ordinary shares of the Company, having an aggregate offering price of up to Two Hundred Million Dollars ($200,000,000). As of March 31, 2026, the Company had issued an aggregate of 765,367 ordinary shares under the Prior Sales Agreement and received gross proceeds of $8,075,257 from such issuances.

On July 11, 2026, the Company and AC Sunshine agreed to terminate the Prior Sales Agreement, effective immediately, subject to the completion of any pending settlements in accordance with the terms of the Sales Agreement. As of July 11, 2026, the Company had sold an aggregate of 3,487,171 ordinary shares pursuant to the ATM Offering.

On July 28, 2026, the Company entered into a new sales agreement (the “Sales Agreement”) with Pacific Century Securities, LLC. The Sales Agreement contains terms substantially similar to those of the Prior Sales Agreement, with Pacific Century Securities, LLC serving as the agent in place of AC Sunshine. The Company intends to resume its at-the-market offering with Pacific Century Securities, LLC.

Series A Preferred Shares

On June 29, 2026, following the approval of the Audit Committee, the Board of Directors of the Company (the “Board”) authorized and designated 2,000,000 Series A Preferred Shares. The Series A Preferred Shares have the rights, preferences, privileges, restrictions and conditions set forth in the Statement of Rights attached to the Subscription Agreement. Each Series A Preferred Share is entitled to 100 votes per share and votes together with the holders of the Company’s ordinary shares as a single class on all matters submitted to a vote of members, unless otherwise required by applicable law or the Company’s memorandum and articles of association. Each Series A Preferred Share is convertible, at the holder’s option, into one ordinary share of the Company, subject to adjustment as provided in the Statement of Rights. In addition, the Series A Preferred Shares are subject to automatic conversion upon certain events, including if the Subscriber ceases to serve as an executive officer or director of the Company or upon the closing of a Board-approved change-of-control transaction. The Series A Preferred Shares are also subject to transfer restrictions and generally may not be transferred without the prior written consent of the Board, subject to limited exceptions for certain tax or estate planning transfers.

On July 16, 2026, the Company entered into a Subscription Agreement for Series A Preferred Shares (the “Subscription Agreement”) with Mr. Lingtao Kong, the Chair of the Board (the “Subscriber”). Pursuant to the terms of the Subscription Agreement, the Subscriber agreed to subscribe for an aggregate of 100,000 Series A Preferred Shares of the Company, par value US$0.001 per share, at a subscription price of US$0.001 per share for an aggregate subscription amount of US$100. The Audit Committee reviewed and approved the Subscription Agreement and the related party aspects of the transactions contemplated thereby, including potential conflicts of interest, and approved the proposed issuance of the Series A Preferred Shares to the Subscriber.

Warrants

Concurrent with the registered direct offering of ordinary shares that closed on September 26, 2023, the Company issued to several investors warrants to purchase up to 6,640 shares of ordinary shares at an exercise price of $780.00. The warrant became exercisable on September 26, 2023 and valid for three years.

Statutory reserves

Statutory reserves represent restricted retained earnings. Based on their legal formation, the Company is required to set aside 10% of its net income as reported in their statutory accounts on an annual basis to the Statutory Surplus Reserve Fund (the “Reserve Fund”). Once the total amount set aside in the Reserve Fund reaches 50% of the entity’s registered capital, further appropriations become discretionary. The Reserve Fund can be used to increase the entity’s registered capital upon approval by relevant government authorities or eliminate its future losses under PRC GAAP upon a resolution by its board of directors. The Reserve Fund is not distributable to shareholders, as cash dividends or otherwise, except in the event of liquidation.

Appropriations to the Reserve Fund are accounted for as a transfer from unrestricted earnings to statutory reserves. During the years ended March 31, 2026 and 2025, the Company did not make appropriations to statutory reserves.

There are no legal requirements in the PRC to fund the Reserve Fund by transfer of cash to any restricted accounts, and the Company does not do so.